ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Exchange Rate [Line Items]
Israeli CPI Points	220.24	221.13	219.80
Israeli CPI Points, Change in period	(0.4)	0.6	(0.2)
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.845	3.902	3.889
Exchange rate, Change in period	(1.50%)	0.30%	12.20%
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.044	4.2468	4.7246
Exchange rate, Change in period	(4.80%)	(10.10%)	(1.20%)